N-2	Jan. 27, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001697196
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	ALPHACENTRIC PRIME MERIDIAN INCOME FUND
Entity Address, Address Line One	36 North New York Avenue
Entity Address, City or Town	Huntington
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11743
City Area Code	631
Local Phone Number	629-4237
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 01, 2023
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Interest Payments on Borrowed Funds	0.00%
Other Expenses	11.66
Shareholder Servicing Expenses [1]	0.10%
Distribution Fee [1]	0.00%
Loan Servicing Fees	0.16%
Remaining Other Expenses	11.40%
Total Annual Expenses	13.16%
Fee Waiver and Reimbursement [2]	(11.05)%
Total Annual Expenses (after fee waiver and reimbursement)	2.11%

Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.00%
Dividend Expenses on Preferred Shares [Percent]	0.10%	[1]
Distribution/Servicing Fees [Percent]	0.00%	[1]
Loan Servicing Fees [Percent]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	11.40%
Other Annual Expenses [Percent]	1166.00%
Total Annual Expenses [Percent]	13.16%
Waivers and Reimbursements of Fees [Percent]	(11.05%)	[2]
Net Expense over Assets [Percent]	2.11%
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$21	$271	$481	$873

Expense Example, Year 01	$ 21
Expense Example, Years 1 to 3	271
Expense Example, Years 1 to 5	481
Expense Example, Years 1 to 10	$ 873
Basis of Transaction Fees, Note [Text Block]	(as a percent of offering price)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

The Fund’s investment objective is to seek current income.

The Fund seeks to achieve its investment objective by investing, directly or indirectly, in loans to consumers, small- and mid-sized companies and other borrowers (including loans backed by real estate) originated through online platforms that provide a marketplace for lending (“Marketplace Loans”). The Fund’s investments in Marketplace Loans may be made through a combination of: (i) investing in Marketplace Loans through purchases of whole loans (either individually or in aggregations) originated through a marketplace lending platform (or an affiliate of a marketplace lending platform); (ii) investing in notes or other pass-through obligations issued by a marketplace lending platform (or an affiliate of a marketplace lending platform) representing the right to receive the principal and interest payments on a Marketplace Loan (or fractional portions thereof) originated through the platform; (iii) purchasing asset-backed securities representing ownership in a pool of Marketplace Loans; (iv) investing in private investment funds that purchase Marketplace Loans; (v) acquiring an equity interest in a marketplace lending platform (or an affiliate of a marketplace lending platform); (vi) providing loans, credit lines or other extensions of credit to a marketplace lending platform (or an affiliate of a marketplace lending platform), which may be unsecured or hold a first priority security interest; (vii) structured finance origination, specifically the securitization of marketplace lending loans; and (viii) transactions that provide the Fund with investment exposure to Marketplace Loans (i.e. Marketplace Lending credit default swaps to hedge credit risk) (collectively, the “Marketplace Lending Instruments”). The Fund anticipates that its Marketplace Loan investments will originate predominantly from lending platforms based in the United States, a substantial portion of which will be through purchases of whole loans. The Fund’s Marketplace Loan investments may involve a variety of different borrower types for a variety of purposes, including: (i) individual consumers consolidating existing debt or funding large purchases; (ii) small or medium-sized businesses funding working capital such as property, plant, equipment, expansion, receivables or inventory; or (iii) individuals or businesses financing investments in real estate.

The Fund may also invest in Marketplace Lending Instruments in the form of receivables or merchant cash advances that are originated from lending platforms (collectively, “Marketplace Receivables”). Under normal circumstances, the Fund expects to invest between 0% and 25% of its net assets in Marketplace Receivables. Technically, the purchase of Marketplace Receivables is not a loan; rather, it is a commercial agreement pursuant to which the Fund provides a cash advance to a merchant in exchange for the right to receive a portion of (i) funds that the merchant receives from its customers using credit cards (or similar cards) to purchase the merchant’s products and/or services; (ii) funds that the merchant receives from its customers consisting of cash, checks, money orders or other electronic transfers or other forms of payment to purchase the merchant’s products and/or services; (iii) accounts, future accounts, contract rights, choses in action and any other rights to payment; and (iv) insurance proceeds received by the merchant in connection with any of the foregoing, in each case as applicable (collectively, “future receivables”), up to a stated amount. However, notwithstanding this distinction, the Fund’s purchase of Marketplace Receivables is similar in many ways to its purchase of Marketplace Loans and, accordingly, references herein to the Fund’s investments in Marketplace Loans should be read to include Marketplace Receivables, unless the context requires otherwise.

Although the Fund is not permitted to invest in loans that are of subprime quality at the time of investment, Marketplace Lending Instruments are generally not rated by the nationally recognized statistical rating organizations, and an investment in the Fund’s Shares should be considered speculative and involving a high degree of risk. The Fund considers a consumer Marketplace Loan, and other Marketplace Loans to individual borrowers to be of subprime quality if the individual borrower of such loan has a FICO score below 600. The Fund considers a small or medium sized enterprise loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the sub-advisor based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality and the guarantor of the loan has a FICO score below 600. The Marketplace Lending Instruments in which the Fund may invest may have varying degrees of credit risk. The Marketplace Loans and Marketplace Lending Instruments are fixed rate instruments.

The Fund intends to invest substantially all of its assets in Marketplace Lending Instruments; however, the Fund may invest up to 20% of its assets in other income-producing securities of any maturity and credit quality, including below investment grade. Below investment grade securities are commonly referred to as “junk” or “high yield” securities and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Such income-producing securities in which the Fund may invest may include, without limitation, corporate debt securities, U.S. government debt securities, short-term debt securities, asset-backed securities, exchange-traded notes, loans other than Marketplace Loans, including secured and unsecured senior loans, and cash and cash equivalents. The Fund does not securitize loans that it acquires or engage in other forms of structured finance origination in the normal course of business. However, the Fund may sell loans to the sponsor of a structured finance vehicle.

The Fund invests without restriction as to issuer capitalization. The Fund invests in debt securities of any quality (except subprime), duration or maturity. The Fund expects that investments in debt securities typically will have a dollar weighted average maturity of approximately 2 to 10 years. The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Investment Strategy

The Fund’s sub-advisor uses a proprietary model that evaluates Marketplace Loans available for purchase on various lending platforms. The model scans the available loans and eliminates those loans that it determines have a higher likelihood of default based on the historical loan performance of the loans originated at the specific platform where the new loans are being purchased The sub-advisor further filters the loans based on independent criteria after they have been filtered by each platform’s own independent underwriting and loan grading methodologies. Factors are not weighted but serve as a combined screening device. Updated platform loan performance is reviewed at least quarterly. The sub-advisor then invests the Fund’s assets in those loans which meet the model’s criteria. The sub-advisor’s loan purchase criteria varies based upon each origination platform’s underwriting model; however, generally, loans are filtered based on FICO score, debt-to-income ratios, number of credit inquires, and similar creditworthiness criteria. To not be excluded by the model, the loans must not be in a bottom quantile in model score for projected delinquency rate, when compared with other loans in the same segment with similar interest rate range and term. The percentile cut-off is dependent on the return outlook of the specific segment (e.g. a higher model score cut-off is needed in a below average performing loan segment), as well as available inventory (e.g. loan segments with ample inventory will often have a higher cutoff score). The specific FICO score minimum used by the Fund is 600, but the Fund ensures that the average weighted FICO remains at or above 660 at all times, which is above the minimum FICO required to be a prime borrower. Marketplace Loans primarily consist of prime consumer, small and mid-sized businesses and real estate loans with maturities of five years or less and may be secured or unsecured loans. The Fund’s sub-advisor intends to hold each loan until maturity.

A lending platform is an online marketplace that allows borrowers to request loans by posting listings on the lending platform indicating a requested loan amount. In turn, investors, such as the Fund, have the opportunity to bid on such loan listings and purchase notes from the lending platform relating to the borrower loans in the principal amounts of the respective bids.

Loans may be unsecured obligations of borrowers and have a fixed interest rate set by the lending platform with a loan term currently set at one, three or five years, which the lending platform may change in the future to between three months to seven years. The lending platform sets the interest rates for borrower loans based on its proprietary credit rating system. The lending platform pays the Fund the principal and interest on any note the Fund purchases in an amount equal to its pro rata portion of the principal and interest payments, if any, that the lending platform receives on the corresponding borrower loan, net of servicing fees and other charges.

The sub-advisor may also invest the Fund’s assets in debt securities of any quality (except subprime), duration or maturity. The sub-advisor invests in such securities as an alternative to Marketplace Lending Instruments when it believes that they represent an attractive opportunity for income and risk-adjusted returns. The sub-advisor may sell a debt security when it believes that a Marketplace Loan or another debt security represents a more attractive investment opportunity.

Changes to the Fund’s Investment Policies

The Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the prospectus or in the Statement of Additional Information as “fundamental.”

Other Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the sub-advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, consisting of money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U. S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The sub-advisor may invest the Fund’s cash balances in any investments it deems appropriate. The sub-advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the sub-advisor and the Fund’s portfolio manager are subjective.

The Fund has no intent to use leverage through issuing preferred shares during the next twelve months. However, the Board of Trustees may decide to issue preferred shares in the future, subject to the asset coverage requirements of the 1940 Act, which generally require that a Fund have asset coverage of at least 200% of the issue size. The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares, as permitted under the 1940 Act. In addition, the Fund may be deemed to incur economic leverage embedded in instruments in which it may invest.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor when the sub-advisor deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the sub-advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify to be treated as qualified dividend income which is taxable to shareholders at reduced federal income tax rate. See “Tax Status” in the Fund’s SAI. However, due to the investment strategies of the Fund, there is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion, if any, of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Philosophy and Process

The sub-advisor believes that the recent and continuing growth of the online and mobile marketplace lending industry has created a relatively untapped and attractive investment opportunity, with the potential for large returns. The sub-advisor seeks to capitalize on this opportunity by participating in the evolution of this industry, which has served as an alternative to, and has begun to take market share from, the more traditional lending operations of large commercial banks. The ability of borrowers to obtain loans through marketplace lending with interest rates that may be lower than those otherwise available to them (or to obtain loans that would otherwise be unavailable to them) has contributed to the significant rise of the use of Marketplace Loans. At the same time, marketplace lending has also enabled investors to purchase or invest in loans with interest rates and credit characteristics that can offer attractive returns.

In selecting the Fund’s Marketplace Loan investments, the sub-advisor employs a bottom-up approach to evaluate the expected returns of loans by loan segment and by platform origination, as well as a top-down approach to seek to identify investment opportunities across the various segments of the marketplace lending industry. In doing so, the sub-advisor conducts an analysis of each segment’s anticipated returns relative to its associated risks, which takes into consideration for each segment duration, scheduled amortization, seniority of the claim of the loan, prepayment terms and prepayment expectations, current coupons and trends in coupon pricing, origination fees, servicing fees and anticipated losses based on historical performance of similar credit instruments. The sub-advisor then seeks to allocate Fund assets to the segments identified as being the most attractive on a risk-adjusted return basis. The interest rates charged on the Marketplace Loans that are expected to be in the Fund’s portfolio are expected to range from 3% to 35%. Higher interest rates reflect higher risks, including a higher risk of default, associated with such investments.

Within each segment, the sub-advisor conducts a platform-specific analysis, as opposed to a loan-specific full re-underwriting analysis, and, as such, the sub-advisor’s investment process does not result in a review of each individual Marketplace Loan to which the Fund has investment exposure. Instead, the sub-advisor generally seeks loans that have originated from platforms that have met the sub-advisor’s minimum requirements related to, among other things, loan default history and overall borrower credit quality. Updated platform loan performance is reviewed at least quarterly. The sub-advisor’s minimum requirement for platform loan origination include: borrowers with FICO scores not in the subprime category; no bankruptcies in the last 18 months, and a maximum debt to income ratio of 50% (including the amount of the loan being applied for). The sub-advisor considers other criteria such as credit history length and inquiries, where there are no hard global limits, but may be important depending on an origination platform’s borrower population. The sub-advisor engages in a thorough and ongoing due diligence process of each platform to assess, among other things, the viability of the platform to sustain its business for the foreseeable future; whether the platform has the appropriate expertise, ability and operational systems to conduct its business; the financial condition and outlook of the platform; and the platform’s ability to manage regulatory, business and operational risk. In addition, the sub-advisor’s due diligence efforts include reviews of the servicing and underwriting functions of a platform (as further described below) and/or funding bank (as applicable), the ability of a platform to attract borrowers and the volume of loan originations, and loan performance relative to model expectations, among other things. In conducting such due diligence, the sub-advisor has access to, and reviews, the platform’s credit models as well.

Moreover, the sub-advisor visits each platform from time to time for on-site reviews of the platform, including discussions with each of the significant business units within the platform.

As part of the foregoing due diligence efforts, the sub-advisor monitors on an ongoing basis (at least quarterly) the underwriting quality of each platform through which it invests in Marketplace Loans, including (i) an analysis of the historical and ongoing “loan tapes” that includes loan underwriting data and actual payment experience for all individual loans originated by the platform since the platform’s inception that are comparable to the loans purchased, or to be purchased, by the Fund, (ii) the reviews of the credit model used in the platform’s underwriting processes, including with respect to the assignment of credit grades by the platform to its Marketplace Loans and the reconciliation of the underlying data used in the model, (iii) an assessment of any issues identified in the underwriting of the Marketplace Loans and the resulting remediation efforts of the platform to address such issues, and (iv) a validation process to confirm that loans purchased by the Fund conform with the terms and conditions of any applicable purchase agreement entered into with the platform.

Although the sub-advisor does not review each individual Marketplace Loan prior to investment in the form of a full re-underwriting, it is able to impose minimum quantitative and qualitative criteria on the loans in which it will invest by limiting the Fund’s loans to the loan segments and platforms selected by the sub-advisor using its proprietary model discussed above. In effect, the sub-advisor adopts the minimum investment criteria inherent in a loan segment or imposed by a platform that it has identified as having the appropriate characteristics for investment. Furthermore, each platform assigns the Marketplace Loans it originates a platform-specific credit grade reflecting the potential risk-adjusted return of the loan based on various factors such as: (i) the term, interest rate and other characteristics of the loans; (ii) the location of the borrowers; (iii) if applicable, the purpose of the loans within the platform; and (iv) the credit and risk profile of the borrowers, including, without limitation (to the extent applicable based on the type of loan), the borrower’s annual income, debt-to-income ratio, credit score, delinquency rate and liens. In purchasing Marketplace Loans from a platform, the Fund provides the applicable platform with instructions as to which platform credit grades are eligible for purchase (or, conversely, which platform credit grades are ineligible for Fund purchase).

The sub-advisor performs an ongoing (at least quarterly) analysis of each of the criteria within a platform’s credit grades to determine historical and predicted prepayment, charge-off, delinquency and recovery rates acceptable to the sub-advisor.

While, under normal circumstances, the sub-advisor does not provide instructions to the platforms as to any individual criterion used to determine platform-specific grades prior to purchasing Marketplace Loans (except as noted below), the sub-advisor does retain the flexibility to provide more specific instructions (e.g., term; interest rate; geographic location of borrower) if the sub-advisor believes that investment circumstances dictate any such further instructions. Specifically, the sub-advisor instructs platforms that the Fund does not purchase any Marketplace Loans that are of “subprime quality” (as determined at the time of investment). Although there is no specific legal or market definition of subprime quality, it is generally understood in the industry to signify that there is a material likelihood that the loan will not be repaid in full. The Fund considers a consumer Marketplace Loan, and other Marketplace Loans to individual borrowers to be of subprime quality if the individual borrower of such loan has a FICO score below 600. The Fund considers an SME loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the sub-advisor based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality and the guarantor of the loan has a FICO score below 600. In determining whether an SME loan is of subprime quality, the sub-advisor generally looks to a number of borrower-specific factors, which includes the payment history of the borrower and, as available, financial statements, tax returns and sales data.

The sub-advisor does not invest the Fund’s assets in loans originated by platforms for which the sub-advisor cannot evaluate to its reasonable satisfaction the completeness and accuracy of the individual Marketplace Loan data provided by such platform relevant to determining the existence and valuation of such Marketplace Loans and utilized in the accounting of the loans (i.e., in order to select a platform, the sub-advisor must assess that it believes all relevant loan data for all loans purchased from the platform is included and correct).

The sub-advisor significantly relies on borrower credit information provided by the platforms through which it makes the Fund’s investments. The sub-advisor depends on the applicable platform to collect, verify and provide information to the Fund about each whole loan and borrower. The sub-advisor receives updates of such borrower credit information provided by independent third party service providers to the platforms and will therefore be able to monitor the credit profile of its investments on an ongoing basis.

The sub-advisor invests in Marketplace Loans through the use of a web-based service that provides direct access to platforms and facilitates the loan acquisition process by retrieving for the sub-advisor data such as bidding and listing information. Given the increased reliance on the use of information technology in marketplace lending, the sub-advisor conducts due diligence on the platforms through which it will seek its Marketplace Loan investments, including a review of each platform’s information technology security, fraud protection capabilities and business continuity plan. The sub-advisor generally requires a platform to have, among other things, industry standard data backup protections, including off-site backup datacenters and state of the art data encryption, and appropriate cybersecurity measures. In addition, the sub-advisor has adopted various protections for itself, including a business continuity plan which provides procedures related to the recovery and restoration of its business, particularly with respect to any critical functions and systems of the sub-advisor, following an interruption in service or disaster.

Marketplace Lending

General. Marketplace lending is often referred to as “peer-to-peer” lending, which term originally reflected the initial focus of the industry on individual investors and consumer loan borrowers. In addition, the marketplace lending platforms may retain on their balance sheets a portion of the loan portfolios they originate. In marketplace lending, loans are originated through online platforms that provide a marketplace that matches consumers, small- and mid-sized companies and other borrowers seeking loans with investors willing to provide the funding for such loans. Since its inception, the industry has grown to include substantial involvement of institutional investors. These borrowers may seek such loans for a variety of different purposes, ranging, for example, from loans to fund elective medical procedures to loans for franchise financing. The procedures through which borrowers obtain loans can vary between platforms, and between the types of loans (e.g., consumer versus SME). In the case of consumer platforms, prospective borrowers must disclose or otherwise make available to the platform operator certain financial and other information including, for example, the borrower’s credit score (as determined by a credit reporting agency), income, debt-to-income ratio, credit utilization, employment status, homeownership status, number of existing credit lines, intended use of funds and the number and/or amount of recent payment defaults and delinquencies, certain of which information is then made available to prospective lenders. The borrower must satisfy the minimum eligibility requirements set by the operator. The operator uses the information provided by the borrower (along with other relevant data such as the characteristics of the loan) to assign its own credit rating (in the case of most consumer platforms) and the interest rate for the requested loan. Lenders may select which loans to fund based on such borrower-provided information and platform-assigned credit rating (to the extent available) and the yield to the lender, which is the fixed interest rate assigned by the platform to the loan net of any fees charged by the platform, including servicing fees for screening borrowers for their eligibility, managing the supply and demand of the marketplace, and facilitating payments and debt collection, among other things. A typical servicing fee charged to the lender is 1% of the outstanding loan balance. Operators may also charge borrowers an origination fee, which is typically 1% to 5% of the loan balance. The platforms may set limits as to the maximum dollar amount that may be requested by a borrower (whether through one or multiple loans) and the minimum dollar amount that a lender must provide under each loan. The loans originated through the online consumer lending platforms typically have a fixed term ranging between six months and five years in principal amounts with a minimum (e.g., $1,000) and maximum (e.g., $100,000), and typically amortize through equal monthly payments to their maturity dates. The Fund intends to hold its Marketplace Loan investments until maturity.

The Fund anticipates that its Marketplace Loan investments will originate from lending platforms based in the United States, a substantial portion of which is expected to be whole loans. The Fund has been advised that it is the current view of the SEC and its Staff that the purchase of whole loans through marketplace lending platforms involves the purchase of “securities” issued by the originating platforms under the Securities Act. A small number of marketplace lending platforms originate a substantial portion of the Marketplace Loans in the United States (in particular, LendingClub Corporation (“LendingClub”) and Prosper Funding LLC (“Prosper”) currently originate the large majority of all U.S. consumer Marketplace Loans). As such, the Fund anticipates that a substantial portion of its Marketplace Loan investments will have originated from one of these platforms. The Fund may purchase more than 25% of the Marketplace Loans from Prosper and LendingClub. Prosper and LendingClub are two of the leading Marketplace Lending platforms in the U.S., based on both time in business and total loan origination volume, and both have well established and refined loan underwriting and servicing practices. The sub-advisor intends to continue to build relationships and enter into agreements with additional platforms. However, if there are not sufficient qualified loan requests through any platform, the Fund may be unable to deploy its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policies that are generally expected to offer lower returns than the Fund’s target returns from investments in Marketplace Loans. The Fund enters into purchase agreements with platforms, which outline, among other things, the terms of the loan purchase, loan servicing, the rights of the Fund to assign the loans and the remedies available to the parties. One of the Fund’s custodians receives evidence of a loan’s sale to the Fund through an electronic bill of sale, loan assignment or endorsement. As the owner of a loan, the Fund is enabled to enforce its terms. Although the forms of these agreements are similar to those typically available to all investors, institutional investors such as the Fund (unlike individual retail investors) have an opportunity to negotiate some of the terms of the agreement. In particular, the Fund has greater negotiating power related to termination provisions and custody of the Fund’s account(s) relative to other investors due to the restrictions placed on the Fund by the 1940 Act, of which the platforms are aware. Pursuant to such agreements, the platform or a third-party servicer typically services the loans, collecting payments and distributing them to the Fund, less any servicing fees, and the servicing entity, unless directed by the Fund, typically makes all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund only invests through platforms that have committed in writing to provide updated loan level data at least as frequently as the Fund computes its NAV, which is daily. The non-bank platforms through which the Marketplace Loans in the Fund’s portfolio are originated have backup servicers in place to service Marketplace Loans in the event that a non-bank platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on non-bank platforms or third-party servicers for servicing of the Marketplace Loans. In the United States, a platform may be subject to extensive regulation, oversight and examination at both the federal and state level, and across multiple jurisdictions if it operates its business nationwide. Accordingly, platforms are generally subject to various securities, lending, licensing and consumer protection laws. Most states limit by statute the maximum rate of interest that lenders may charge on consumer loans. A limited number of states also may have interest rate caps for certain commercial loans. The maximum permitted interest rate can vary substantially between states. Some states impose a fixed maximum rate while others link the maximum rate to a floating rate index. However, as described further below, through a partnership with a bank, an operator of a platform may be able to (through existing law and legal interpretations) impose rates that exceed statutory maximum limits. An operator that is subject to state licensing requirements must also comply with any associated recordkeeping, financial reporting, disclosure, minimum net worth, surety bond or similar requirements imposed by state law, must observe any limitations that applicable state laws impose on the business activities or practices of licensed entities (including any limits imposed on permitted rates or fees) and is subject to examination by the applicable state regulators. The federal and state consumer protection laws generally (i) require lenders to provide consumers with specified disclosures regarding the terms of the loans and/or impose substantive restrictions on the terms on which loans are made; (ii) prohibit lenders from discriminating against consumers on the basis of certain protected classes; and (iii) restrict the actions that a lender or debt collector can take to realize on delinquent or defaulted loans. Operators of platforms that are not organized as banks are not subject to direct supervision by federal bank or financial institution regulators such as the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency or the Federal Reserve Bank. However, operators of platforms that have partnered with banks (as described below) may nonetheless agree (at the request of such banks) to comply with certain banking laws not otherwise applicable to the platforms.

Marketplace Loans and Pass-Through Notes. As noted above, the underlying Marketplace Loan origination processes employed by each platform may vary significantly. Under one model employed by certain platforms in the United States, the operator of the platform maintains with a bank a segregated deposit account that has on deposit the amounts to be provided by the lenders with respect to each loan. The principal amount of each loan is then advanced to the borrower by the same or a different bank (the “funding bank”). The platform operator purchases the loan from the funding bank at par promptly after its origination and may resell it directly to an investor under a whole loan purchase program. Institutional investors, such as the Fund, typically invest in whole loans, and therefore acquire the entire beneficial interest in the loans in which they invest, rather than fractional portions of or participations in such loans. Alternatively, the operator of the platform may purchase the loan from the funding bank at par using the funds of multiple lenders on deposit in the segregated deposit account and then issues to each such lender at par a Pass-Through Note of the operator (or an affiliate of the operator) representing the right to receive the lender’s proportionate share of all principal and interest payments received by the operator from the borrower on the loan funded by such lender (net of the platform servicing fees). As a further alternative, certain operators (including most small and medium sized enterprise (SME) lenders) do not engage funding banks but instead extend their loans directly to the borrowers. These lenders similarly may sell the funded loans as whole loans to institutional investors or sell Pass-Through Notes backed by individual loans or engage in other capital market transactions.

The platform operator (or an affiliate thereof) typically services the loans it originates and maintains a separate segregated deposit account into which it deposits all payments received from the obligors on the loans. Upon identification of the proceeds received with respect to a loan and deduction of applicable fees, the platform operator forwards the amounts owed to the lenders or the holders of any related Pass-Through Notes, as applicable.

A platform operator is not obligated to make any payments due on a Marketplace Loan or Pass-Through Note (except to the extent that the operator actually receives payments from the borrower on the related loan). Accordingly, lenders assume all of the credit risk on the loans they fund through a Pass-Through Note or whole loan purchased from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. In addition, a platform operator is generally not required to repurchase Marketplace Loans from a lender or purchaser except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by a purchaser of whole loans. As loan servicer, the platform operator or an affiliated entity typically has the ability to refer any delinquent Marketplace Loan to a collection agency (which may impose additional fees and costs that are often as high, or higher in some cases, as 35% of any recovered amounts). The Fund itself does not directly enter into any arrangements or contracts with the collection agencies (and, accordingly, the Fund does not currently anticipate it would have, under current law and existing interpretations, substantial risk of liability for the actions of such collection agencies). At the same time, the relatively low principal amounts of Marketplace Loans often make it impracticable for the platform operator to commence legal proceedings against defaulting borrowers. Marketplace Loans may be secured (generally in the case of SME loans and real estate-related loans) or unsecured (generally in the case of consumer loans). For example, real estate Marketplace Loans may be secured by a deed of trust, mortgage, security agreement or legal title to real estate.

Generally, the Marketplace Loans in which the Fund intends to invest will fully amortize and will not be interest-only. However, in some sectors (e.g., real estate-related loans), the loans may be interest-only with the principal to be paid at the end of the term.

The documentation for Marketplace Loans is executed electronically. Accordingly, the borrower does not execute a physical loan note and no such note is available for delivery to investors. No Marketplace Loans currently being offered have been registered with the SEC and the only Pass-Through Notes that have been registered with the SEC are those issued by LendingClub and Prosper. In addition, Marketplace Loans are not listed on any securities exchange. Therefore, Marketplace Loans are generally illiquid and the issuers provide no assurances as to the liquidity or value of the loans. An active secondary market for the Marketplace Loans does not currently exist and an active market for the Marketplace Loans may not develop in the future.

As described above, borrowers of Marketplace Loans electronically execute each of the loan documents prepared in connection with the applicable loan, binding the borrower to the terms of the loan, which include the provision that the loan may be transferred to another party. Each platform requires buyers to open an account with the platform in order to purchase loans. The Fund directs one of its qualified custodians to open an account with each platform selected by the Fund. The account is opened in the name of the custodian as custodian for the Fund. When the Fund directs the purchase of a loan, the custodian receives electronically from the platform the loan documents and evidence of the purchase and ownership by the Fund, thereby obtaining custody of the documentation that creates and represents the Fund’s rights in the loan. With respect to all platforms, the custodian receives a daily position and transaction file which it uses to reconcile against the Fund’s investments. The specific loan documents received by the custodian, however, vary by platform. For example, for Marketplace Loans purchased through LendingClub, the custodian receives the promissory note and borrower agreement. For Marketplace Loans purchased through Prosper, the custodian receives the loan documents in text format, borrower registration agreement and borrower promissory note. For Marketplace Receivables, the custodian receives the future receivables sale agreements. For borrower payment dependent notes and platform notes purchased through other platforms, the custodian receives promissory notes.

In addition to the foregoing, for Marketplace Loans purchased through LendingClub, such documentation generally also includes a credit score notice, truth in lending disclosure, notice of privacy practices, terms of use and consent to electronic transactions and disclosures, credit profile authorization, and bank account verification (or equivalents thereof). For Marketplace Loans purchased through Prosper, such documentation generally also includes a consent to doing business electronically, authorization to debit account, and preliminary and final truth and lending disclosure (or equivalents thereof).

The custodian then wires funds to the platform in payment of the loans. The custodian maintains on its books a custodial account for the Fund through which the custodian holds in custody the platform account, the loan/loan documents, and, if applicable, any cash in the platform account including the interest and principal payments received on the loan. The Fund generally does not have access to personally identifiable information about the individual borrowers (e.g., names or similar identifying information) prior to purchasing loans or other Marketplace Lending Instruments, although the custodian has this information for whole loans owned by the Fund (and the Fund and the sub-advisor has established procedures with the custodian designed to prevent the inadvertent communication of personally identifiable borrower information by the custodian to the Fund or the sub-advisor). As transferee of the platform’s ownership rights in the loan, the Fund obtains all of the platform’s ownership rights in the loan and is able to enforce the Fund’s contractual rights against the platform, as well as enforce the servicing agreements, including the right to direct the servicer to enforce the Fund’s rights against the borrower in accordance with the servicer’s servicing policies and the terms of the servicing agreement, as applicable.

Asset-Backed Securities. The Fund also may invest in Marketplace Loans through special purpose vehicles (“SPVs”) established solely for the purpose of holding assets (e.g., commercial loans) and issuing securities (“asset-backed securities”) secured only by such underlying assets (which practice is known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular platform. The SPV may enter into a service agreement with the operator or a related entity to ensure continued collection of payments, pursuit of delinquent borrowers and general interaction with borrowers in much the same manner as if the securitization had not occurred.

A securitization is the financial practice of pooling various types of debt, such as Marketplace Loans, and selling their related cash flows to investors as securities through vehicles like SPVs. Investors are repaid from the principal and interest cash flows collected from the underlying debt and redistributed through the capital structure of the new financing. The “senior” parts, or tranches, of a securitization receive the first cash flows until their statement amount is collected, and at such time the remaining cash flows are then distributed to the “junior” tranches. Senior parts are sometime “over collateralized” to enhance their quality relative to the other securities. The process of distributing the cash flow to the various tranches is known as a “waterfall.” The most senior tranche is the A, followed by the B tranche, etc. The most junior tranche of all is the equity piece, also known as the Residual or “R.” Senior tranches are less risky because they receive the first cash flows, whereas junior tranches are riskier as their returns are subject to the senior tranches being paid first.

The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes are entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates. In general, the Fund may invest in both rated senior classes of asset-backed securities as well as unrated subordinated (residual) classes of asset-backed securities. The subordinated classes of asset-backed securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes.

The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because they generally are subject to prepayment based upon prepayments received by the SPV on the loan pool. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the weighted average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.

Private Investment Funds. The Fund may invest up to 15% of its assets in private investment funds that invest in Marketplace Loans. Under one such fund structure, the platform operator may form (i) an investment fund that offers partnership interests or similar securities to investors on a private placement basis, and (ii) a subsidiary that acts as the investment fund’s general partner and investment manager. The investment fund then applies its investors’ funds to purchase Marketplace Loans originated on the platform (or portions thereof) from the operator. As an investor in an investment fund, the Fund would hold an indirect interest in a pool of Marketplace Loans and would receive distributions on its interest in accordance with the fund’s governing documents. This structure is intended to create diversification and to reduce operator credit risk for the investors in the investment fund by enabling them to invest indirectly in Marketplace Loans through the private investment fund rather than directly from the operator of the platform. The private investment funds in which the Fund invests will comply with Rule 206(4)-2 under the Advisers Act by providing annual financials that are audited by an independent registered public accountant that is registered with, and subject to regular inspection by, the Public Company Accounting Oversight Board (PCAOB).

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces through its direct investments. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Marketplace Loans and Pass-Through Notes Risk. Marketplace Lending Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Marketplace Loans will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Marketplace Loans. With respect to Marketplace Loans secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Marketplace Loan.

Furthermore, Marketplace Loans may not contain any cross-default or similar provisions. A cross-default provision makes a default under certain debt of a borrower an automatic default on other debt of that borrower. The effect of this can be to allow other creditors to move more quickly to claim any assets of the borrower. To the extent a Marketplace Loan does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Marketplace Loan will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Marketplace Loan. If a borrower first defaults on debt obligations other than the Marketplace Loan, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Marketplace Loan if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Marketplace Loans from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by the Fund when purchasing whole loans.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on a Marketplace Loan after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court. It is possible that the borrower’s liability on the Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured Marketplace Loan, unsecured creditors will receive only a fraction of any amount outstanding on their loan, if anything at all.

As Pass-Through Notes are pass-through obligations of the operators of the lending platforms, and not direct obligations of the borrowers under the underlying Marketplace Loans originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Marketplace Loans timely make all payments due from them. In addition, Pass-Through Notes are non-recourse obligations (except to the extent that the operator actually receives payments from the borrower on the loan). Accordingly, lenders assume all of the borrower credit risk on the loans they fund and are not entitled to recover any deficiency of principal or interest from the operator if the borrower defaults on its payments.

There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Marketplace Lending Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

The global outbreak of COVID-19 caused adverse effects on many companies, sectors, nations, regions and the markets in general, and these effects may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and their ability to achieve its investment objective.

Default Risk. The ability of the Fund to generate income through its Marketplace Lending Instruments is dependent upon payments being made by the borrower underlying such Marketplace Lending Instruments. If a borrower is unable to make its payments on a Marketplace Loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of the platforms and third party collection agencies, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to obtain the identity of the borrowers in order to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. After a limited period of time following the final maturity date of a Pass-Through Note (typically, a year), platforms may not have any obligation to make late payments to the lenders even if a borrower has submitted such a payment to the platform. In such case, the platform is entitled to such payments submitted by a borrower and the lender will have no right to such payments. In addition, platforms will retain from the funds received from borrowers and otherwise available for payment to lenders any insufficient payment fees and the amounts of any attorneys’ fees or collection fees it, a third party service provider or collection agency may impose in connection with any collection efforts. To the extent a Marketplace Loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Marketplace Loan.

Marketplace Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its Marketplace Loan and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its Marketplace Loan or it may impair the platform’s ability to collect on the Marketplace Loan upon default. To the extent that a Marketplace Loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying a loan facilitated through a platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower, or whether such debt is secured.

Where a borrower is an individual, if he or she dies while the loan is outstanding, his or her estate may not contain sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other creditors. Numerous other events could impact an individual’s ability or willingness to repay a Marketplace Loan, including divorce or sudden significant expenses.

A platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest. If a platform determines that verifiable identity theft has occurred, it may be required to repurchase the loan or indemnify the Fund. Alternatively, if the platform denies a claim of identity theft, it would not be required to repurchase the loan or indemnify the Fund.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s personal liability on its Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Marketplace Loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

Risk of Unsecured Loans. Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending platform and the right to receive principal and interest payments due on whole loans or fractions of whole loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.

Risk of Inadequate Guarantees and/or Collateral of Marketplace Loans. To the extent that the obligations under a Marketplace Loan are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent a Marketplace Loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Marketplace Loan. For example, with respect to real estate-related loans, the real property security for a Marketplace Loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Marketplace Loan, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower of a secured Marketplace Loan enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Marketplace Loan and to permit the borrower to repay the Marketplace Loan over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple Marketplace Loans of a borrower. To the extent that collateral secures more than one Marketplace Loan, the liquidation proceeds of such collateral may not be sufficient to cover the payments due on all such loans.

Debt Securities Risk. When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

The Fund is subject to the credit risk of the lending platform with respect to the notes it will purchase from the lending platform to the extent that the lending platform is unable or unwilling to fulfill its contractual obligations with respect to such notes. In addition, the Fund is subject to the credit risk of the issuers of notes issued in connection with peer-to-business loans to the extent that the issuer is unable or unwilling to fulfill their contractual obligations with respect to such notes. If the issuer were to become subject to a bankruptcy or similar proceeding, the recovery, if any, of amounts due to the Fund would be substantially delayed in time and may be substantially less in amount than the principal and interest due and to become due on the loan.

Issuer Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk. Interest rate risk is the risk that debt security prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities tend to be more sensitive to interest rates than securities with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. Current economic conditions may result in rising interest rates, which in turn may result in a decline in the value of the debt security investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Prepayment Risk. In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment. If the Fund buys a security at a premium, the premium could be lost in the event of a prepayment. In periods of falling interest rates, the rate of prepayments (and price fluctuation) tends to increase as borrowers are incentivized to pay off debt and refinance at new lower rates. During such periods, the Fund generally will be forced to reinvest the prepayment proceeds at lower rates of return than the Fund expected to earn on the prepaid assets, provided that the Fund is able to identify suitable reinvestment opportunities, which may adversely impact the Fund’s performance.

Investments in Other Pooled Investment Vehicles. Direct or indirect investing in another pooled investment vehicle, such as securitization vehicles that issue asset-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the sub-advisor. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration.

Private Investment Funds Risk. The Fund, as a holder of securities issued by private investment funds, bears its pro rata portion of the private funds’ expenses. These indirect costs may include management fees and performance fees paid to the private investment fund’s advisor or its affiliates. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to shareholders.

Platform Concentration Risk. The Fund anticipates that a substantial portion of its Marketplace Loan investments will have originated from a limited number of platforms. A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund may be more susceptible to adverse events affecting such platforms, particularly if such platforms were unable to sustain their current lending models. In addition, many platforms and/or their affiliated entities have incurred operating losses since their inception and may continue to incur net losses in the future. The Fund’s concentration in certain platforms may also expose it to increased risk of default and loss on the Marketplace Loans in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become. For instance, the platforms may change their underwriting and credit models, borrower acquisition channels and quality of debt collection procedures in ways which may make the loans originated through such platforms unsuitable for investment by the Fund. Moreover, a platform may become involved in a lawsuit, which may adversely impact that platform’s performance and reputation and, in turn, the Fund’s portfolio performance.

An investor may become dissatisfied with a platform’s marketplace if a loan underlying its investment is not repaid and it does not receive full payment. As a result, such platform’s reputation may suffer and the platform may lose investor confidence, which could adversely affect investor participation on the platform’s marketplace.

Platform Reliance Risk. The Fund is dependent on the continued success of the platforms that originate the Fund’s Marketplace Lending Instruments and the Fund materially depends on such platforms for loan data and the origination, sourcing and servicing of Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the sub-advisor may be required to seek alternative sources of investments (e.g., Marketplace Loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies. In order to sustain its business, platforms and their affiliated entities may be dependent in large part on their ability to raise additional capital to fund their operations. If a platform and its affiliated entities are unable to raise additional funding, they may be unable to continue their operations.

The Fund may have limited knowledge about the underlying Marketplace Loans in which it invests and will be dependent upon the platform originating such loans for information on the loans. Some investors of Marketplace Lending Instruments, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each Marketplace Loan and borrower. In September 2018, a subsidiary of LendingClub Corporation entered into a Cease-and Desist Order with the SEC requiring the subsidiary, among other things, to take remedial actions to ensure it prevents execution of transactions that present a conflict of interest between LendingClub Corporation and the subsidiary’s clients. While the Fund does not believe these types of conflicts present an ongoing risk to the Fund, they do suggest that platform operations and transactions may not have taken place at arm’s length.

In addition, when the Fund owns fractional loans and certain other Marketplace Lending Instruments, the Fund and its custodian(s) generally will not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce such underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund will be more dependent on the platform for servicing such fractional loans than in the case in which the Fund owns whole loans.

Each of the platforms from which the Fund purchases Marketplace Lending Instruments retains an independent auditor to conduct audits on a routine basis.

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by marketplace lending platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Funding Bank Risk. Multiple banks may originate loans for marketplace lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. Transitioning loan originations to a new funding bank is untested and may result in delays in the issuance of loans or may result in a platform’s inability to facilitate loans. If a platform is unable to enter in an alternative arrangement with a different funding bank, the platform may need to obtain a state license in each state in which it operates in order to enable it to originate loans, as well as comply with other state and federal laws, which would be costly and time-consuming. If a platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide loan products could be materially impaired and its operating results would suffer. The Fund is dependent on the continued success of the platforms that originate the Fund’s Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the sub-advisor may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Regulatory and Other Risks Associated with Platforms and Marketplace Loans. The platforms through which Marketplace Loans are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. For example, these laws, rules and regulations may require extensive disclosure to, and consents from, applicants and borrowers, impose fair lending requirements upon lenders and platforms and may impose multiple qualification and licensing obligations on platforms before they may conduct their business. Federal and state consumer protection laws in particular impose requirements and place restrictions on creditors and service providers in connection with extensions of credit and collections on personal loans and protection of sensitive customer data obtained in the origination and servicing thereof. Platforms are also subject to laws relating to electronic commerce and transfer of funds in conducting business electronically. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to originate or service Marketplace Loans or collect on Marketplace Loans.

Marketplace lending industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, Marketplace Loans generally are written using standardized documentation. Thus, many borrowers may be similarly situated in so far as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities. However, some borrower agreements contain arbitration provisions that would possibly limit or preclude class action litigation with respect to claims of borrowers.

Each of the platforms through which the Fund may invest may adhere to a novel or different business model, resulting in uncertainty as to the regulatory environment applicable to a particular platform and the Fund. For example, one platform may operate from a particular state to make loans to small- and mid-sized companies across the United States. The platform must comply with that state’s licensing requirements and, if applicable, usury limitations. However, other states could seek to regulate the platform (or the Fund as a lender under the platform) on the basis that loans were made to companies located in such other state. In that case, loans made in that other state could be subject to the maximum interest rate limits, if any, of such jurisdiction, which could limit potential revenue for the Fund. In addition, it could further subject the platform (or the Fund) to such state’s licensing requirements.

Another platform, on the other hand, might follow a different model pursuant to which all loans originated by the platform must be made through a bank. The bank may work jointly with the platform to act as issuer, i.e., the true lender, of the loans sourced through the services of the platform or its website. However, if challenged, courts may instead determine that the platform (or the Fund as a lender under the platform) is the true lender of the loans. In fact, courts have recently applied differing interpretations to the analysis of which party should be deemed the true lender. The resulting uncertainty may increase the possibility of claims brought against the platforms by borrowers seeking to void their loans or seek damages or subject the platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the platform (or the Fund) is deemed to be the true lender in any jurisdiction (whether determined by a regulatory agency or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits of such jurisdiction and existing loans may be unenforceable, or subject to reduction in value or damages and the platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any penalties and fines. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such platforms to terminate their business. In such circumstances, there is likely to be an adverse effect on the Fund’s ability to continue to invest in certain or all Marketplace Loans and other Marketplace Lending Instruments and the Fund’s ability to pursue its investment objective and generate anticipated returns.

If the platforms’ ability to be the assignee and beneficiary of a funding bank’s ability to export the interest rates, and related terms and conditions, permitted under the laws of the state where the bank is located to borrowers in other states was determined to violate applicable lending laws, this could subject the platforms to the interest rate restrictions, and related terms and conditions, of the lending or usury laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could materially and negatively impact the platforms’ operations and ability to operate, in which case they may be forced to terminate or significantly alter their business and activities, resulting in a reduction in the volume of loans available for investment for lenders such as the Fund.

Even absent regulations, plaintiffs may seek to successfully challenge the funding bank or other lending models. Recent case law raises questions regarding the viability of the model in which many consumer platforms operate and specifically the ability of investors to charge the same rate as the funding bank after the loan has been sold to investors. The U.S. Court of Appeals for the Second Circuit in May 2015 issued a significant decision interpreting the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank assignee of defaulted and charged off loans originated by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury if the bank no longer held an interest in the loan. Typically, a national bank may impose rates and fees upon borrowers in any state that are allowed under the state in which the bank is located, preempting conflicting state laws. As a result, a bank may lend nationwide using the rate structure allowed in its own state. The Second Circuit decision found a non-bank debt collector assignee was not entitled to enforce the bank’s contract with the borrower after assignment if the bank no longer retained any ongoing interest in the loan, and the assignee was subject to state law interest rate limitations which in that case, were below what the bank could have imposed. Although binding only in Connecticut, New York and Vermont this decision nonetheless may significantly affect non-bank assignees of loans, including the loan origination practices of certain marketplace lending platforms. At a minimum, non-bank assignees/purchasers of bank loans may face uncertainty as to their ability to rely upon federal preemption of state usury laws. In addition, some marketplace lending platforms purchase loans from state-chartered banks shortly after origination and rely upon federal preemption to exempt the loans from state usury caps. The decision, although directly ruling on purchasers of national bank loans, could be applied by courts considering the scope of federal preemption under the Depository Institutions Deregulation and Monetary Control Act of 1980 (which generally preempts state usury laws in favor of federally insured state-chartered banks) with respect to loans originated by state-chartered banks.

The Second Circuit’s decision appears to be contrary to other federal circuit court decisions and inconsistent with long-standing commercial practice. Nevertheless, as a result of this decision, some lending platforms reconfigured operational aspects of their origination programs so that funding banks continued to receive an ongoing economic interest in loans that are sold by the funding bank. In June 2016, the U.S. Supreme Court declined to hear an appeal of the case, although in a brief to that court, the Solicitor General of the U.S. stated that the Second Circuit decision was incorrectly decided. The case was remanded to the federal district court for consideration of choice of law issues. In February 2017, the district court issued an opinion finding that the law of the state of the borrower (New York) applied, rather than the law of the state where the bank was located (Delaware), however the court dismissed the claims related to usury. The case ultimately settled in early 2019 without further action, so its impact is unclear. The Supreme Court could ultimately disagree with the ruling in a different case. In addition, the holding could be overturned, distinguished or otherwise limited by the subsequent litigation on similar issues in other cases in the Second Circuit. If the decision in this case were applied to marketplace lending, it is possible that certain loans made to borrowers in Connecticut, New York and Vermont by originating banks at interest rates in excess of the local usury ceiling could be in jeopardy if the ruling in this case is applied to them. As a result, if the Fund holds these U.S. loans (directly or indirectly) and litigation is brought to challenge their enforceability on similar grounds as this case, the Fund could suffer losses; large amounts of Marketplace Loans purchased by the Fund (directly or indirectly) could become unenforceable or subject to diminished return or penalties, thereby causing losses for Shareholders. Moreover, if the ruling this case is applied in other jurisdictions, the enforceability of loans made through originating banks at interest rates in excess of a local usury ceiling may also be in jeopardy and the Fund could suffer losses if it holds such loans. However, in May and June 2020, the Office of the Comptroller of the Currency and the Federal Deposit Insurance Corporation issued separate final regulations that incorporate into the regulations providing banks authority to charge interest rates the common law “valid when made” doctrine, which effectively reverses the Second Circuit’s decision. However, each of these regulations is potentially subject to legislative and/or litigation challenges.

In addition, numerous other statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of a creditor to enforce a Marketplace Loan. If a platform or related entity were to go into bankruptcy or become the subject of a similar insolvency proceeding, the platform or related entity may stop performing its services with respect to the Marketplace Loans. For example, if the servicer of the Marketplace Loans is involved in such a proceeding, it may be difficult to find a replacement for such services. A replacement entity may seek additional compensation or revised terms with respect to the obligations of the servicer. The servicer may also have the power, in connection with a bankruptcy or insolvency proceeding and with the approval of the court or the bankruptcy trustee or similar official, to assign its rights and obligations as servicer to a third party without the consent, and even over the objection, of any affected parties. If the servicer is a debtor in bankruptcy or the subject of an insolvency or similar proceeding, this may limit the ability of affected parties to enforce the obligations of the servicer, to collect any amount owing by the servicer or to terminate and replace the servicer. In addition, the sale of whole loans to the Fund may be found by a bankruptcy court not to have been a true sale, but recharacterized as a secured loan from the Fund to the platform. If such a recharacterization occurs, most platform loan purchase agreements provide that the platform grants a security interest to the Fund in the loans subject to the purchase agreement, but the Fund would incur the resulting uncertainty, costs and delays from having its loans deemed part of the bankruptcy estate of the platform, rather than assets owned outright by the Fund. A bankruptcy court may also reduce the monthly payments due under the related contract or loan and/or change the rate of interest and time of repayment of the indebtedness. Borrowers may delay or suspend making payments on Marketplace Loans because of the uncertainties occasioned by the platform or its related entities becoming subject to a bankruptcy or similar proceeding, even if the borrowers have no legal right to do so. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on the Marketplace Loans will increase the potential bankruptcy risk to platforms and its related entities.

The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms would likely seek to pass through any increase in costs to lenders such as the Fund. Further, changes in the regulatory application or judicial interpretation of the laws and regulations applicable to financial institutions generally and marketplace lending in particular also could impact the manner in which the marketplace lending industry conducts its business. In addition, Congress, the states and regulatory agencies could further regulate the consumer credit industry in ways that would make it more difficult to collect payments on Marketplace Loans. The regulatory environment in which financial institutions operate has become increasingly complex and robust, and following the financial crisis that began in 2007, supervisory efforts to apply relevant laws, regulations and policies have become more intense. For example, the U.S. Consumer Financial Protection Bureau (the “CFPB”) has broad investigative and enforcement powers to prohibit or limit unfair and deceptive acts and practices. The CFPB sponsors an online complaint database that includes marketplace loans. Further, in May 2016, the U.S. Treasury Department issued a white paper regarding its review of the online marketplace lending industry. The white paper provided policy recommendations, highlighted the benefits and risks associated with online marketplace lending and set forth certain best practices applicable to established and emerging market participants, among other things. The white paper is part of a multi-stage process led by the U.S. Treasury Department, in consultation with other regulatory agencies, to inform appropriate policy responses. The U.S. Treasury Department’s focus on marketplace lending signifies the increasing spotlight on the industry and could ultimately result in significant and sweeping changes to the current regulatory framework governing marketplace lending. On July 31, 2018, the U.S. Treasury Department released its report on the regulatory landscape for financial technology, which was conceptually supportive of marketplace lending and related financial technology practices. The U.S. Office of the Comptroller of the Currency (the “OCC”) has proposed a new type of national bank charter for “fintech” (financial technology) companies, which could include marketplace lenders. That action is being challenged in court by state banking regulators. In late 2016 and 2017, both the OCC and the U.S. Federal Deposit Insurance Corporation (“FDIC”) published guidance concerning third party lending relationships and specifically addressed managing risks related to marketplace lending programs. In addition, some states, such as California, have requested information from marketplace lenders, and other states, such as Colorado, have engaged in litigation with marketplace lenders and the bank funding model. New York issued a report in July 2018 on online lending calling for additional regulation and licensing. It is anticipated that continued evolution of the regulatory landscape will affect marketplace lending and platform operators.

Risks Associated with Recent Events in the Marketplace Lending Industry. The marketplace lending industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Marketplace Loans (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Marketplace Loans and result in significant losses.

In early 2016, concerns were raised pertaining to certain loan identification practices and other compliance related issues of LendingClub. Those resulted in top management changes at LendingClub and class action lawsuits being filed against LendingClub after its stock precipitously dropped, and as a result, increased volatility in the industry and caused some institutional investors to retrench from purchasing Marketplace Lending Instruments, either from LendingClub specifically or in general with respect to any Marketplace Lending Instruments. LendingClub entered into a settlement with the SEC in September 2018 related to these events. While the industry has stabilized after these events, the occurrence of any additional negative business practices involving a marketplace lending platform, or the inability for marketplace lending platforms to assure investors and other market participants of its ability to conduct business practices acceptable to borrowers and investors, may significantly and adversely impact the platforms and/or the marketplace lending industry as a whole and, therefore, the Fund’s investments in Marketplace Lending Instruments.

There has been increased regulatory scrutiny of the marketplace lending industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into marketplace lending platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that marketplace platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Lender Liability Risk. A number of judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. If a loan held directly or indirectly by the Fund were found to have been made or serviced under circumstances that give rise to lender liability, the borrower’s obligation to repay that loan could be reduced or eliminated or the Fund’s recovery on that loan could be otherwise impaired, which would adversely impact the value of that loan. In limited cases, courts have subordinated the loans of a senior lender to a borrower to claims of other creditors of the borrower when the senior lender or its agents, such as a loan servicer, is found to have engaged in unfair, inequitable or fraudulent conduct with respect to the other creditors. If a loan held directly or indirectly by the Fund were subject to such subordination, it would be junior in right of payment to other indebtedness of the borrower, which could adversely impact the value of that loan.

Treatment of Marketplace Lending Instruments Purchased by the Fund under Federal Securities Laws Risk. The Fund has been advised that it is the current view of the SEC and its Staff that the purchase of whole loans through marketplace lending platforms involves the purchase of “securities” issued by the originating platforms under the Securities Act. If the Marketplace Lending Instruments purchased by the Fund, such as whole loans, are deemed to be “securities” under federal securities law, then the issuers of such instruments are subject to a wide range of obligations and sanctions. At the federal level, the issuer, the underwriter and other individuals in a public offering signing a registration statement are strictly liable for any inaccurate statements in the document. Even though an exemption from registration with the SEC is typically utilized by the issuers of the Marketplace Lending Instruments that are securities, the anti-fraud provisions of the federal securities laws still apply. Avoidance of fraud requires full and fair disclosure of all material facts and the usual method of discharging this disclosure obligation is for the issuer to prepare and distribute a prospectus that has been registered with the SEC or, in a private transaction, an “offering memorandum” that incorporates the same type of information as would be contained in a registration statement. Noncompliance with federal securities laws can involve potentially severe consequences for the issuer and the Fund may recover civil damages from the applicable issuer of a security if the requisite intent can be shown against its directors, managers and/or other responsible persons. Securities regulators can also institute administrative proceedings, suits for injunction and, in the appropriate circumstances, even criminal actions. In addition, there are separate obligations and sanctions under securities laws which exist in each and every state.

There is no bright line test to determine whether notes evidencing loans should be deemed “securities” within the purview of the SEC. In general, a determination of whether a note evidencing a loan is a security under the Securities Act is subject to an analysis of the facts and circumstances of the transaction involving the issuance of the notes. To the extent certain Marketplace Lending Instruments, such as whole loans, are not, in the future, deemed to be “securities” under the Securities Act, the Fund would not be able to seek the remedies described above with respect to such instruments.

Risk of Regulation as an Investment Company or an Investment Advisor. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Advisers Act, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Marketplace Loans, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Limited Operating History of Platforms Risk. Many of the platforms, and marketplace lending in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Marketplace Loans and the long term outlook of the industry is uncertain. In addition, because Marketplace Loans are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans.

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed securities. The companies of unlisted securities, in comparison to companies of listed securities, may:

●	have shorter operating histories and a smaller market share, rendering them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

●	often operate at a financial loss;

●	be more likely to depend on the management talents and efforts of a small group of persons and the departure of any such persons could have a material adverse impact on the business and prospects of the company; and

●	generally have less predictable operating results and require significant additional capital to support their operations, expansion or competitive position. The success of a platform is dependent upon payments being made by the borrowers of Marketplace Loans originated by the platform. Any increase in default rates on a platform’s Marketplace Loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Risks Related to Investments in Receivables or Invoices. The Fund may invest in Marketplace Receivables. In making such investments, the Fund is dependent upon the platforms’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, a platform seeks to validate that the account debtor has received the goods or services for which it has been invoiced and is willing to pay the merchant before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the account debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any account debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when an account debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the merchant becomes obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable has no such “back-up” obligor in the event of an account debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

Information Technology Risk. Marketplace Loans are originated and documented in electronic form and there are generally no tangible written documents evidencing such loans or any payments owed thereon. Because the Fund relies on electronic systems maintained by the custodian and the platforms to maintain records and evidence ownership of Marketplace Loans and to service and administer Marketplace Loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyberattacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.

In addition, platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Such software may contain errors or bugs. Some errors may only be discovered after the code has been released for external or internal use. Errors or other design defects within the software on which a platform relies may result in a negative experience for borrowers who use the platform, delay introductions of new features or enhancements, result in errors or compromise the platform’s ability to protect borrower or investor data or its own intellectual property. Any errors, bugs or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the Marketplace Loans originated by the platform.

The electronic systems on which platforms rely may be subject to cyberattacks that could result, among other things, in data breaches and the release of confidential information and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.

The sub-advisor is also reliant on information technology to facilitate the Marketplace Loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the sub-advisor to acquire Marketplace Loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of Marketplace Loans.

High Yield Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price and junk bonds are considered speculative.

Exchange Traded-Note (“ETN”) Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

Small and Medium Capitalization Company Risk. The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund values such investments in accordance with fair value procedures adopted by the Board of Trustees. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Competition for Assets Risk. The current marketplace lending market in which the Fund seeks to participate is competitive and rapidly changing. The Fund may face increasing competition for access to platforms and Marketplace Lending Instruments as marketplace lending continues to evolve. The Fund may face competition from other institutional lenders such as pooled investment vehicles and commercial banks that are substantially larger and have considerably greater financial and other resources than the Fund. These potential competitors may have higher risk tolerances or different risk assessments than the Fund, which could allow them to consider a wider variety of investments and establish more relationships with platforms than the sub-advisor. A platform with which the Fund has entered into an arrangement to purchase Marketplace Lending Instruments may have similar arrangements with other parties, thereby reducing the potential investments of the Fund through such platform. There can be no assurance that the competitive pressures the Fund may face will not erode the Fund’s ability to deploy capital. If the

Fund is limited in its ability to invest in Marketplace Lending Instruments, it may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through investments in Marketplace Lending Instruments. If the Fund’s access to platforms is limited, it would also be subject to increased concentration and counterparty risk.

The consumer and commercial lending business is highly competitive and Marketplace Loan platforms compete with other Marketplace Loan platforms as well as larger banking, securities and investment banking firms that have substantially greater financial resources. There can be no guarantee that the rapid origination growth experienced by certain platforms in recent periods will continue. Without a sufficient number of new qualified loan requests, there can be no assurances that the Fund will be able to compete effectively for Marketplace Loans and other Marketplace Lending Instruments with other market participants. General economic factors and market conditions, including the general interest rate environment, unemployment rates and residential home values, may affect borrower willingness to seek Marketplace Loans and investor ability and desire to invest in Marketplace Loans and other Marketplace Lending Instruments.

Market Risk. Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events, the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the sub-advisor’s judgments about the potential performance of Marketplace Lending Instruments may also prove incorrect and may not produce the desired results. The Fund’s portfolio manager and the other officers of the sub-advisor have no experience managing a closed-end fund.

Risk of Adverse Market and Economic Conditions. Marketplace Loan default rates, and marketplace lending generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Marketplace Loans may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on the Marketplace Loans to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall marketplace lending industry.

Geographic Focus Risk. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the marketplace lending-related securities of the Fund relate to loans owed by borrowers residing or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s marketplace lending-related investments in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Marketplace Loans may not have a secondary market and may be difficult to sell.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the sub-advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The sub-advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares tends to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Leverage Risk. The Fund may obtain financing to make investments in marketplace lending-related securities and may obtain leverage through asset-backed securities that afford the Fund economic leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses investments that have embedded leverage. In addition, because the Fund’s management fee is charged on gross assets, the Advisor has an incentive to cause the Fund to incur additional leverage.

Tax Risk. The treatment of Marketplace Loans and other Marketplace Lending Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the marketplace lending industry. Investors should consult their tax advisors as to the potential tax treatment of shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund needs to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by marketplace lending platforms. The Fund intends to treat the borrowers of such loans as the issuers in order to satisfy the diversification requirements to be treated as a regulated investment company. However, if the IRS were to disagree and successfully assert that the marketplace lending platforms should be viewed as the issuer of the loans, the Fund would not satisfy the regulated investment company diversification tests.

If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. As a result of these taxes, NAV per Share and amounts distributed to shareholders may be substantially reduced. Also, in such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause a negative impact on Fund returns. In such event, the Board of Trustees may determine to recognize such gains or close the Fund or materially change the Fund’s investment objective and strategies.

Distribution Policy Risk. The Fund may make distributions by returning investor principal, which is also known as return of capital. Such distributions are not tied to the Fund’s investment income and capital gains and do not represent yield or investment return in the Fund’s portfolio. The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because a return of capital results in less of a shareholder’s assets being invested in the Fund and may, over time, increase the Fund’s expense ratio. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If the Fund’s investments are delayed, the initial distribution may consist principally of a return of capital. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund’s, the Advisor, sub-advisor, and other service providers to transact business;

violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund’s engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Marketplace Loans and Pass-Through Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Marketplace Loans and Pass-Through Notes Risk. Marketplace Lending Instruments are generally not rated and constitute a highly risky and speculative investment, similar to an investment in “junk” bonds. There can be no assurance that payments due on underlying Marketplace Loans will be made. The Shares therefore should be purchased only by investors who could afford the loss of the entire amount of their investment.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Marketplace Loans. With respect to Marketplace Loans secured by collateral, there can be no assurance that the liquidation of any such collateral would satisfy a borrower’s obligation in the event of a default under its Marketplace Loan.

Furthermore, Marketplace Loans may not contain any cross-default or similar provisions. A cross-default provision makes a default under certain debt of a borrower an automatic default on other debt of that borrower. The effect of this can be to allow other creditors to move more quickly to claim any assets of the borrower. To the extent a Marketplace Loan does not contain a cross-default provision, the loan will not be placed automatically in default upon that borrower’s default on any of the borrower’s other debt obligations, unless there are relevant independent grounds for a default on the loan. In addition, the Marketplace Loan will not be referred to a third-party collection agency for collection because of a borrower’s default on debt obligations other than the Marketplace Loan. If a borrower first defaults on debt obligations other than the Marketplace Loan, the creditors to such other debt obligations may seize the borrower’s assets or pursue other legal action against the borrower, which may adversely impact the ability to recoup any principal and interest payments on the Marketplace Loan if the borrower subsequently defaults on the loan. In addition, an operator of a platform is generally not required to repurchase Marketplace Loans from a lender except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by the Fund when purchasing whole loans.

Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on a Marketplace Loan after bankruptcy status is declared depends on the borrower’s particular financial situation and the determination of the court. It is possible that the borrower’s liability on the Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured Marketplace Loan, unsecured creditors will receive only a fraction of any amount outstanding on their loan, if anything at all.

As Pass-Through Notes are pass-through obligations of the operators of the lending platforms, and not direct obligations of the borrowers under the underlying Marketplace Loans originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Marketplace Loans timely make all payments due from them. In addition, Pass-Through Notes are non-recourse obligations (except to the extent that the operator actually receives payments from the borrower on the loan). Accordingly, lenders assume all of the borrower credit risk on the loans they fund and are not entitled to recover any deficiency of principal or interest from the operator if the borrower defaults on its payments.

There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Marketplace Lending Instruments. Because the funds committed to an investment in Pass-Through Notes do not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

The global outbreak of COVID-19 caused adverse effects on many companies, sectors, nations, regions and the markets in general, and these effects may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and their ability to achieve its investment objective.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default Risk. The ability of the Fund to generate income through its Marketplace Lending Instruments is dependent upon payments being made by the borrower underlying such Marketplace Lending Instruments. If a borrower is unable to make its payments on a Marketplace Loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. The Fund may need to rely on the collection efforts of the platforms and third party collection agencies, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to obtain the identity of the borrowers in order to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. After a limited period of time following the final maturity date of a Pass-Through Note (typically, a year), platforms may not have any obligation to make late payments to the lenders even if a borrower has submitted such a payment to the platform. In such case, the platform is entitled to such payments submitted by a borrower and the lender will have no right to such payments. In addition, platforms will retain from the funds received from borrowers and otherwise available for payment to lenders any insufficient payment fees and the amounts of any attorneys’ fees or collection fees it, a third party service provider or collection agency may impose in connection with any collection efforts. To the extent a Marketplace Loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Marketplace Loan.

Marketplace Loans are credit obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance would ultimately impair the ability of that borrower to make payments on its Marketplace Loan and the Fund’s ability to receive the principal and interest payments that it expects to receive on such loan. To the extent borrowers incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its Marketplace Loan or it may impair the platform’s ability to collect on the Marketplace Loan upon default. To the extent that a Marketplace Loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying a loan facilitated through a platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower, or whether such debt is secured.

Where a borrower is an individual, if he or she dies while the loan is outstanding, his or her estate may not contain sufficient assets to repay the loan or the executor of the estate may prioritize repayment of other creditors. Numerous other events could impact an individual’s ability or willingness to repay a Marketplace Loan, including divorce or sudden significant expenses.

A platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest. If a platform determines that verifiable identity theft has occurred, it may be required to repurchase the loan or indemnify the Fund. Alternatively, if the platform denies a claim of identity theft, it would not be required to repurchase the loan or indemnify the Fund.

If a borrower files for bankruptcy, any pending collection actions will automatically be put on hold and further collection action will not be permitted absent court approval. It is possible that a borrower’s personal liability on its Marketplace Loan will be discharged in bankruptcy. In most cases involving the bankruptcy of a borrower with an unsecured loan, unsecured creditors will receive only a fraction of any amount outstanding on the loan, if anything.

Asset-Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risks. Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many borrowers on the underlying Marketplace Loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

An investment in subordinated (residual) classes of asset-backed securities is typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The risks associated with an investment in such subordinated classes of asset-backed securities include credit risk, regulatory risk pertaining to the Fund’s ability to collect on such securities, platform performance risk and liquidity risk.

Risk Of Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Unsecured Loans. Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that they are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and, except in the case of certain loans to businesses, not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending platform and the right to receive principal and interest payments due on whole loans or fractions of whole loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.

Risk Of Inadequate Guarantees And Collateral Of Marketplace Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Inadequate Guarantees and/or Collateral of Marketplace Loans. To the extent that the obligations under a Marketplace Loan are guaranteed by a third-party, there can be no assurance that the guarantor will perform its payment obligations should the underlying borrower to the loan default on its payments. Similarly, to the extent a Marketplace Loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Marketplace Loan. For example, with respect to real estate-related loans, the real property security for a Marketplace Loan may decline in value, which could result in the loan amount being greater than the property value and therefore increase the likelihood of borrower default. In addition, if it becomes necessary to recover and liquidate any collateral with respect to a secured Marketplace Loan, it may be difficult to sell such collateral and there will likely be associated costs that would reduce the amount of funds otherwise available to offset the payments due under the loan.

If a borrower of a secured Marketplace Loan enters bankruptcy, an automatic stay of all proceedings against such borrower’s property will be granted. This stay will prevent any recovery and liquidation of the collateral securing such loan, unless relief from the stay can be obtained from the bankruptcy court. There is no guarantee that any such relief will be obtained. Significant legal fees and costs may be incurred in attempting to obtain relief from a bankruptcy stay from the bankruptcy court and, even if such relief is ultimately granted, it may take several months or more to obtain. In addition, bankruptcy courts have broad powers to permit a sale of collateral free of any lien, to compel receipt of an amount less than the balance due under the Marketplace Loan and to permit the borrower to repay the Marketplace Loan over a term which may be substantially longer than the original term of the loan.

It is possible that the same collateral could secure multiple Marketplace Loans of a borrower. To the extent that collateral secures more than one Marketplace Loan, the liquidation proceeds of such collateral may not be sufficient to cover the payments due on all such loans.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

The Fund is subject to the credit risk of the lending platform with respect to the notes it will purchase from the lending platform to the extent that the lending platform is unable or unwilling to fulfill its contractual obligations with respect to such notes. In addition, the Fund is subject to the credit risk of the issuers of notes issued in connection with peer-to-business loans to the extent that the issuer is unable or unwilling to fulfill their contractual obligations with respect to such notes. If the issuer were to become subject to a bankruptcy or similar proceeding, the recovery, if any, of amounts due to the Fund would be substantially delayed in time and may be substantially less in amount than the principal and interest due and to become due on the loan.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that debt security prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities tend to be more sensitive to interest rates than securities with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. Current economic conditions may result in rising interest rates, which in turn may result in a decline in the value of the debt security investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Risk. In the event of a prepayment of all or a portion of the remaining unpaid principal amount of a loan to which the Fund has investment exposure, the Fund will receive such prepayment but further interest will cease to accrue on the prepaid portion of the loan after the date of the prepayment. If the Fund buys a security at a premium, the premium could be lost in the event of a prepayment. In periods of falling interest rates, the rate of prepayments (and price fluctuation) tends to increase as borrowers are incentivized to pay off debt and refinance at new lower rates. During such periods, the Fund generally will be forced to reinvest the prepayment proceeds at lower rates of return than the Fund expected to earn on the prepaid assets, provided that the Fund is able to identify suitable reinvestment opportunities, which may adversely impact the Fund’s performance.

Investments In Other Pooled Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Other Pooled Investment Vehicles. Direct or indirect investing in another pooled investment vehicle, such as securitization vehicles that issue asset-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the sub-advisor. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration.

Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds Risk. The Fund, as a holder of securities issued by private investment funds, bears its pro rata portion of the private funds’ expenses. These indirect costs may include management fees and performance fees paid to the private investment fund’s advisor or its affiliates. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to shareholders.

Platform Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Platform Concentration Risk. The Fund anticipates that a substantial portion of its Marketplace Loan investments will have originated from a limited number of platforms. A concentration in select platforms may subject the Fund to increased dependency and risks associated with those platforms than it would otherwise be subject to if it were more broadly diversified across a greater number of platforms. The Fund may be more susceptible to adverse events affecting such platforms, particularly if such platforms were unable to sustain their current lending models. In addition, many platforms and/or their affiliated entities have incurred operating losses since their inception and may continue to incur net losses in the future. The Fund’s concentration in certain platforms may also expose it to increased risk of default and loss on the Marketplace Loans in which it invests through such platforms if such platforms have, among other characteristics, lower borrower credit criteria or other minimum eligibility requirements, or have deficient procedures for conducting credit and interest rate analyses as part of their loan origination processes, relative to other platforms. In addition, the fewer platforms through which the Fund invests, the greater the risks associated with those platforms changing their arrangements will become. For instance, the platforms may change their underwriting and credit models, borrower acquisition channels and quality of debt collection procedures in ways which may make the loans originated through such platforms unsuitable for investment by the Fund. Moreover, a platform may become involved in a lawsuit, which may adversely impact that platform’s performance and reputation and, in turn, the Fund’s portfolio performance.

An investor may become dissatisfied with a platform’s marketplace if a loan underlying its investment is not repaid and it does not receive full payment. As a result, such platform’s reputation may suffer and the platform may lose investor confidence, which could adversely affect investor participation on the platform’s marketplace.

Platform Reliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Platform Reliance Risk. The Fund is dependent on the continued success of the platforms that originate the Fund’s Marketplace Lending Instruments and the Fund materially depends on such platforms for loan data and the origination, sourcing and servicing of Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the sub-advisor may be required to seek alternative sources of investments (e.g., Marketplace Loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies. In order to sustain its business, platforms and their affiliated entities may be dependent in large part on their ability to raise additional capital to fund their operations. If a platform and its affiliated entities are unable to raise additional funding, they may be unable to continue their operations.

The Fund may have limited knowledge about the underlying Marketplace Loans in which it invests and will be dependent upon the platform originating such loans for information on the loans. Some investors of Marketplace Lending Instruments, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. As a result, the Fund is dependent on the platforms’ ability to collect, verify and provide information to the Fund about each Marketplace Loan and borrower. In September 2018, a subsidiary of LendingClub Corporation entered into a Cease-and Desist Order with the SEC requiring the subsidiary, among other things, to take remedial actions to ensure it prevents execution of transactions that present a conflict of interest between LendingClub Corporation and the subsidiary’s clients. While the Fund does not believe these types of conflicts present an ongoing risk to the Fund, they do suggest that platform operations and transactions may not have taken place at arm’s length.

In addition, when the Fund owns fractional loans and certain other Marketplace Lending Instruments, the Fund and its custodian(s) generally will not have a contractual relationship with, or personally identifiable information regarding, individual borrowers, so the Fund will not be able to enforce such underlying loans directly against borrowers and may not be able to appoint an alternative servicing agent in the event that a platform or third-party servicer, as applicable, ceases to service the underlying loans. Therefore, the Fund will be more dependent on the platform for servicing such fractional loans than in the case in which the Fund owns whole loans.

Each of the platforms from which the Fund purchases Marketplace Lending Instruments retains an independent auditor to conduct audits on a routine basis.

Servicer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Servicer Risk. The Fund expects that all of its direct and indirect investments in loans originated by marketplace lending platforms will be serviced by a platform or a third-party servicer. However, the Fund’s investments could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Funding Bank Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Funding Bank Risk. Multiple banks may originate loans for marketplace lending platforms. If such a bank were to suspend, limit or cease its operations or a platform’s relationship with a bank were to otherwise terminate, such platform would need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. Transitioning loan originations to a new funding bank is untested and may result in delays in the issuance of loans or may result in a platform’s inability to facilitate loans. If a platform is unable to enter in an alternative arrangement with a different funding bank, the platform may need to obtain a state license in each state in which it operates in order to enable it to originate loans, as well as comply with other state and federal laws, which would be costly and time-consuming. If a platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide loan products could be materially impaired and its operating results would suffer. The Fund is dependent on the continued success of the platforms that originate the Fund’s Marketplace Loans. If such platforms were unable or impaired in their ability to operate their lending business, the sub-advisor may be required to seek alternative sources of investments (e.g., loans originated by other platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.

Regulatory And Other Risks Associated With Platforms And Marketplace Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Other Risks Associated with Platforms and Marketplace Loans. The platforms through which Marketplace Loans are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. For example, these laws, rules and regulations may require extensive disclosure to, and consents from, applicants and borrowers, impose fair lending requirements upon lenders and platforms and may impose multiple qualification and licensing obligations on platforms before they may conduct their business. Federal and state consumer protection laws in particular impose requirements and place restrictions on creditors and service providers in connection with extensions of credit and collections on personal loans and protection of sensitive customer data obtained in the origination and servicing thereof. Platforms are also subject to laws relating to electronic commerce and transfer of funds in conducting business electronically. A failure to comply with the applicable laws, rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and result in the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. Any of the foregoing could have a material adverse effect on a platform’s financial condition, results of operations or ability to perform its obligations with respect to its lending business or could otherwise result in modifications in the platform’s methods of doing business which could impair the platform’s ability to originate or service Marketplace Loans or collect on Marketplace Loans.

Marketplace lending industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, Marketplace Loans generally are written using standardized documentation. Thus, many borrowers may be similarly situated in so far as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the platforms and other related entities. However, some borrower agreements contain arbitration provisions that would possibly limit or preclude class action litigation with respect to claims of borrowers.

Each of the platforms through which the Fund may invest may adhere to a novel or different business model, resulting in uncertainty as to the regulatory environment applicable to a particular platform and the Fund. For example, one platform may operate from a particular state to make loans to small- and mid-sized companies across the United States. The platform must comply with that state’s licensing requirements and, if applicable, usury limitations. However, other states could seek to regulate the platform (or the Fund as a lender under the platform) on the basis that loans were made to companies located in such other state. In that case, loans made in that other state could be subject to the maximum interest rate limits, if any, of such jurisdiction, which could limit potential revenue for the Fund. In addition, it could further subject the platform (or the Fund) to such state’s licensing requirements.

Another platform, on the other hand, might follow a different model pursuant to which all loans originated by the platform must be made through a bank. The bank may work jointly with the platform to act as issuer, i.e., the true lender, of the loans sourced through the services of the platform or its website. However, if challenged, courts may instead determine that the platform (or the Fund as a lender under the platform) is the true lender of the loans. In fact, courts have recently applied differing interpretations to the analysis of which party should be deemed the true lender. The resulting uncertainty may increase the possibility of claims brought against the platforms by borrowers seeking to void their loans or seek damages or subject the platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the platform (or the Fund) is deemed to be the true lender in any jurisdiction (whether determined by a regulatory agency or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits of such jurisdiction and existing loans may be unenforceable, or subject to reduction in value or damages and the platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any penalties and fines. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such platforms to terminate their business. In such circumstances, there is likely to be an adverse effect on the Fund’s ability to continue to invest in certain or all Marketplace Loans and other Marketplace Lending Instruments and the Fund’s ability to pursue its investment objective and generate anticipated returns.

If the platforms’ ability to be the assignee and beneficiary of a funding bank’s ability to export the interest rates, and related terms and conditions, permitted under the laws of the state where the bank is located to borrowers in other states was determined to violate applicable lending laws, this could subject the platforms to the interest rate restrictions, and related terms and conditions, of the lending or usury laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could materially and negatively impact the platforms’ operations and ability to operate, in which case they may be forced to terminate or significantly alter their business and activities, resulting in a reduction in the volume of loans available for investment for lenders such as the Fund.

Even absent regulations, plaintiffs may seek to successfully challenge the funding bank or other lending models. Recent case law raises questions regarding the viability of the model in which many consumer platforms operate and specifically the ability of investors to charge the same rate as the funding bank after the loan has been sold to investors. The U.S. Court of Appeals for the Second Circuit in May 2015 issued a significant decision interpreting the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank assignee of defaulted and charged off loans originated by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury if the bank no longer held an interest in the loan. Typically, a national bank may impose rates and fees upon borrowers in any state that are allowed under the state in which the bank is located, preempting conflicting state laws. As a result, a bank may lend nationwide using the rate structure allowed in its own state. The Second Circuit decision found a non-bank debt collector assignee was not entitled to enforce the bank’s contract with the borrower after assignment if the bank no longer retained any ongoing interest in the loan, and the assignee was subject to state law interest rate limitations which in that case, were below what the bank could have imposed. Although binding only in Connecticut, New York and Vermont this decision nonetheless may significantly affect non-bank assignees of loans, including the loan origination practices of certain marketplace lending platforms. At a minimum, non-bank assignees/purchasers of bank loans may face uncertainty as to their ability to rely upon federal preemption of state usury laws. In addition, some marketplace lending platforms purchase loans from state-chartered banks shortly after origination and rely upon federal preemption to exempt the loans from state usury caps. The decision, although directly ruling on purchasers of national bank loans, could be applied by courts considering the scope of federal preemption under the Depository Institutions Deregulation and Monetary Control Act of 1980 (which generally preempts state usury laws in favor of federally insured state-chartered banks) with respect to loans originated by state-chartered banks.

The Second Circuit’s decision appears to be contrary to other federal circuit court decisions and inconsistent with long-standing commercial practice. Nevertheless, as a result of this decision, some lending platforms reconfigured operational aspects of their origination programs so that funding banks continued to receive an ongoing economic interest in loans that are sold by the funding bank. In June 2016, the U.S. Supreme Court declined to hear an appeal of the case, although in a brief to that court, the Solicitor General of the U.S. stated that the Second Circuit decision was incorrectly decided. The case was remanded to the federal district court for consideration of choice of law issues. In February 2017, the district court issued an opinion finding that the law of the state of the borrower (New York) applied, rather than the law of the state where the bank was located (Delaware), however the court dismissed the claims related to usury. The case ultimately settled in early 2019 without further action, so its impact is unclear. The Supreme Court could ultimately disagree with the ruling in a different case. In addition, the holding could be overturned, distinguished or otherwise limited by the subsequent litigation on similar issues in other cases in the Second Circuit. If the decision in this case were applied to marketplace lending, it is possible that certain loans made to borrowers in Connecticut, New York and Vermont by originating banks at interest rates in excess of the local usury ceiling could be in jeopardy if the ruling in this case is applied to them. As a result, if the Fund holds these U.S. loans (directly or indirectly) and litigation is brought to challenge their enforceability on similar grounds as this case, the Fund could suffer losses; large amounts of Marketplace Loans purchased by the Fund (directly or indirectly) could become unenforceable or subject to diminished return or penalties, thereby causing losses for Shareholders. Moreover, if the ruling this case is applied in other jurisdictions, the enforceability of loans made through originating banks at interest rates in excess of a local usury ceiling may also be in jeopardy and the Fund could suffer losses if it holds such loans. However, in May and June 2020, the Office of the Comptroller of the Currency and the Federal Deposit Insurance Corporation issued separate final regulations that incorporate into the regulations providing banks authority to charge interest rates the common law “valid when made” doctrine, which effectively reverses the Second Circuit’s decision. However, each of these regulations is potentially subject to legislative and/or litigation challenges.

In addition, numerous other statutory provisions, including federal bankruptcy laws and related state laws, may interfere with or affect the ability of a creditor to enforce a Marketplace Loan. If a platform or related entity were to go into bankruptcy or become the subject of a similar insolvency proceeding, the platform or related entity may stop performing its services with respect to the Marketplace Loans. For example, if the servicer of the Marketplace Loans is involved in such a proceeding, it may be difficult to find a replacement for such services. A replacement entity may seek additional compensation or revised terms with respect to the obligations of the servicer. The servicer may also have the power, in connection with a bankruptcy or insolvency proceeding and with the approval of the court or the bankruptcy trustee or similar official, to assign its rights and obligations as servicer to a third party without the consent, and even over the objection, of any affected parties. If the servicer is a debtor in bankruptcy or the subject of an insolvency or similar proceeding, this may limit the ability of affected parties to enforce the obligations of the servicer, to collect any amount owing by the servicer or to terminate and replace the servicer. In addition, the sale of whole loans to the Fund may be found by a bankruptcy court not to have been a true sale, but recharacterized as a secured loan from the Fund to the platform. If such a recharacterization occurs, most platform loan purchase agreements provide that the platform grants a security interest to the Fund in the loans subject to the purchase agreement, but the Fund would incur the resulting uncertainty, costs and delays from having its loans deemed part of the bankruptcy estate of the platform, rather than assets owned outright by the Fund. A bankruptcy court may also reduce the monthly payments due under the related contract or loan and/or change the rate of interest and time of repayment of the indebtedness. Borrowers may delay or suspend making payments on Marketplace Loans because of the uncertainties occasioned by the platform or its related entities becoming subject to a bankruptcy or similar proceeding, even if the borrowers have no legal right to do so. It is possible that a period of adverse economic conditions resulting in high defaults and delinquencies on the Marketplace Loans will increase the potential bankruptcy risk to platforms and its related entities.

The regulatory environment applicable to platforms and their related entities may be subject to periodic changes. Any such changes could have an adverse effect on the platforms’ and related entities’ costs and ability to operate. The platforms would likely seek to pass through any increase in costs to lenders such as the Fund. Further, changes in the regulatory application or judicial interpretation of the laws and regulations applicable to financial institutions generally and marketplace lending in particular also could impact the manner in which the marketplace lending industry conducts its business. In addition, Congress, the states and regulatory agencies could further regulate the consumer credit industry in ways that would make it more difficult to collect payments on Marketplace Loans. The regulatory environment in which financial institutions operate has become increasingly complex and robust, and following the financial crisis that began in 2007, supervisory efforts to apply relevant laws, regulations and policies have become more intense. For example, the U.S. Consumer Financial Protection Bureau (the “CFPB”) has broad investigative and enforcement powers to prohibit or limit unfair and deceptive acts and practices. The CFPB sponsors an online complaint database that includes marketplace loans. Further, in May 2016, the U.S. Treasury Department issued a white paper regarding its review of the online marketplace lending industry. The white paper provided policy recommendations, highlighted the benefits and risks associated with online marketplace lending and set forth certain best practices applicable to established and emerging market participants, among other things. The white paper is part of a multi-stage process led by the U.S. Treasury Department, in consultation with other regulatory agencies, to inform appropriate policy responses. The U.S. Treasury Department’s focus on marketplace lending signifies the increasing spotlight on the industry and could ultimately result in significant and sweeping changes to the current regulatory framework governing marketplace lending. On July 31, 2018, the U.S. Treasury Department released its report on the regulatory landscape for financial technology, which was conceptually supportive of marketplace lending and related financial technology practices. The U.S. Office of the Comptroller of the Currency (the “OCC”) has proposed a new type of national bank charter for “fintech” (financial technology) companies, which could include marketplace lenders. That action is being challenged in court by state banking regulators. In late 2016 and 2017, both the OCC and the U.S. Federal Deposit Insurance Corporation (“FDIC”) published guidance concerning third party lending relationships and specifically addressed managing risks related to marketplace lending programs. In addition, some states, such as California, have requested information from marketplace lenders, and other states, such as Colorado, have engaged in litigation with marketplace lenders and the bank funding model. New York issued a report in July 2018 on online lending calling for additional regulation and licensing. It is anticipated that continued evolution of the regulatory landscape will affect marketplace lending and platform operators.

Risks Associated With Recent Events In The Marketplace Lending Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Recent Events in the Marketplace Lending Industry. The marketplace lending industry is heavily dependent on investors for liquidity and at times during the recent past, there has been some decreasing interest from institutional investors in purchasing Marketplace Loans (due both to yield and performance considerations as well as reactions to platform and industry events described below), causing some platforms to increase rates. In addition, there is concern that a weakening credit cycle could stress servicing of Marketplace Loans and result in significant losses.

In early 2016, concerns were raised pertaining to certain loan identification practices and other compliance related issues of LendingClub. Those resulted in top management changes at LendingClub and class action lawsuits being filed against LendingClub after its stock precipitously dropped, and as a result, increased volatility in the industry and caused some institutional investors to retrench from purchasing Marketplace Lending Instruments, either from LendingClub specifically or in general with respect to any Marketplace Lending Instruments. LendingClub entered into a settlement with the SEC in September 2018 related to these events. While the industry has stabilized after these events, the occurrence of any additional negative business practices involving a marketplace lending platform, or the inability for marketplace lending platforms to assure investors and other market participants of its ability to conduct business practices acceptable to borrowers and investors, may significantly and adversely impact the platforms and/or the marketplace lending industry as a whole and, therefore, the Fund’s investments in Marketplace Lending Instruments.

There has been increased regulatory scrutiny of the marketplace lending industry, including in white papers issued by the U.S. Department of the Treasury and the OCC and in state investigations into marketplace lending platforms. In addition, an increasing number of lawsuits have been filed in various states alleging that marketplace platforms are the true lenders and not the funding banks. It is possible that litigation or regulatory actions may challenge funding banks’ status as a loan’s true lender, and if successful, platform operators or loan purchasers may become subject to state licensing and other consumer protection laws and requirements. If the platform operators or subsequent assignees of the loans were found to be the true lender of the loans, the loans could be void or voidable or subject to rescission or reduction of principal or interest paid or to be paid in whole or in part or subject to damages or penalties.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lender Liability Risk. A number of judicial decisions have upheld judgments of borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the borrower or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. If a loan held directly or indirectly by the Fund were found to have been made or serviced under circumstances that give rise to lender liability, the borrower’s obligation to repay that loan could be reduced or eliminated or the Fund’s recovery on that loan could be otherwise impaired, which would adversely impact the value of that loan. In limited cases, courts have subordinated the loans of a senior lender to a borrower to claims of other creditors of the borrower when the senior lender or its agents, such as a loan servicer, is found to have engaged in unfair, inequitable or fraudulent conduct with respect to the other creditors. If a loan held directly or indirectly by the Fund were subject to such subordination, it would be junior in right of payment to other indebtedness of the borrower, which could adversely impact the value of that loan.

Treatment Of Marketplace Lending Instruments Purchased By The Fund Under Federal Securities Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Treatment of Marketplace Lending Instruments Purchased by the Fund under Federal Securities Laws Risk. The Fund has been advised that it is the current view of the SEC and its Staff that the purchase of whole loans through marketplace lending platforms involves the purchase of “securities” issued by the originating platforms under the Securities Act. If the Marketplace Lending Instruments purchased by the Fund, such as whole loans, are deemed to be “securities” under federal securities law, then the issuers of such instruments are subject to a wide range of obligations and sanctions. At the federal level, the issuer, the underwriter and other individuals in a public offering signing a registration statement are strictly liable for any inaccurate statements in the document. Even though an exemption from registration with the SEC is typically utilized by the issuers of the Marketplace Lending Instruments that are securities, the anti-fraud provisions of the federal securities laws still apply. Avoidance of fraud requires full and fair disclosure of all material facts and the usual method of discharging this disclosure obligation is for the issuer to prepare and distribute a prospectus that has been registered with the SEC or, in a private transaction, an “offering memorandum” that incorporates the same type of information as would be contained in a registration statement. Noncompliance with federal securities laws can involve potentially severe consequences for the issuer and the Fund may recover civil damages from the applicable issuer of a security if the requisite intent can be shown against its directors, managers and/or other responsible persons. Securities regulators can also institute administrative proceedings, suits for injunction and, in the appropriate circumstances, even criminal actions. In addition, there are separate obligations and sanctions under securities laws which exist in each and every state.

There is no bright line test to determine whether notes evidencing loans should be deemed “securities” within the purview of the SEC. In general, a determination of whether a note evidencing a loan is a security under the Securities Act is subject to an analysis of the facts and circumstances of the transaction involving the issuance of the notes. To the extent certain Marketplace Lending Instruments, such as whole loans, are not, in the future, deemed to be “securities” under the Securities Act, the Fund would not be able to seek the remedies described above with respect to such instruments.

Risk Of Regulation As An Investment Company Or An Investment Advisor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulation as an Investment Company or an Investment Advisor. If platforms or any related entities are required to register as investment companies under the 1940 Act or as investment advisers under the Advisers Act, their ability to conduct business may be materially adversely affected, which may result in such entities being unable to perform their obligations with respect to their Marketplace Loans, including applicable indemnity, guaranty, repurchasing and servicing obligations, and any contracts entered into by a platform or related entity while in violation of the registration requirements may be voidable.

Limited Operating History Of Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Platforms Risk. Many of the platforms, and marketplace lending in general, are in the early stages of development and have a limited operating history. As a result, there is a lack of significant historical data regarding the performance of Marketplace Loans and the long term outlook of the industry is uncertain. In addition, because Marketplace Loans are originated using a lending method on a platform that has a limited operating history, borrowers may not view or treat their obligations on such loans as having the same significance as loans from traditional lending sources, such as bank loans.

Investments In Platforms Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Platforms Risk. The platforms in which the Fund may invest may have a higher risk profile and be more volatile than companies engaged in lines of business with a longer, established history and such investments should be viewed as longer term investments. The Fund may invest in listed or unlisted equity securities of platforms or make loans directly to the platforms. Investments in unlisted securities, by their nature, generally involve a higher degree of valuation and performance uncertainties and liquidity risks than investments in listed securities. The companies of unlisted securities, in comparison to companies of listed securities, may:

●	have shorter operating histories and a smaller market share, rendering them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

●	often operate at a financial loss;

●	be more likely to depend on the management talents and efforts of a small group of persons and the departure of any such persons could have a material adverse impact on the business and prospects of the company; and

●	generally have less predictable operating results and require significant additional capital to support their operations, expansion or competitive position. The success of a platform is dependent upon payments being made by the borrowers of Marketplace Loans originated by the platform. Any increase in default rates on a platform’s Marketplace Loans could adversely affect the platform’s profitability and, therefore, the Fund’s investments in the platform.

Risks Related To Investments In Receivables Or Invoices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investments in Receivables or Invoices. The Fund may invest in Marketplace Receivables. In making such investments, the Fund is dependent upon the platforms’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, a platform seeks to validate that the account debtor has received the goods or services for which it has been invoiced and is willing to pay the merchant before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the account debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any account debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when an account debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the merchant becomes obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable has no such “back-up” obligor in the event of an account debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

Information Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Risk. Marketplace Loans are originated and documented in electronic form and there are generally no tangible written documents evidencing such loans or any payments owed thereon. Because the Fund relies on electronic systems maintained by the custodian and the platforms to maintain records and evidence ownership of Marketplace Loans and to service and administer Marketplace Loans (as applicable) it is susceptible to risks associated with such electronic systems. These risks include, among others: power loss, computer systems failures and Internet, telecommunications or data network failures; operator negligence or improper operation by, or supervision of, employees; physical and electronic loss of data or security breaches, misappropriation and similar events; computer viruses; cyberattacks, intentional acts of vandalism and similar events; and hurricanes, fires, floods and other natural disasters.

In addition, platforms rely on software that is highly technical and complex and depend on the ability of such software to store, retrieve, process and manage immense amounts of data. Such software may contain errors or bugs. Some errors may only be discovered after the code has been released for external or internal use. Errors or other design defects within the software on which a platform relies may result in a negative experience for borrowers who use the platform, delay introductions of new features or enhancements, result in errors or compromise the platform’s ability to protect borrower or investor data or its own intellectual property. Any errors, bugs or defects discovered in the software on which a platform relies could negatively impact operations of the platform and the ability of the platform to perform its obligations with respect to the Marketplace Loans originated by the platform.

The electronic systems on which platforms rely may be subject to cyberattacks that could result, among other things, in data breaches and the release of confidential information and thus expose the platform to significant liability. A security breach could also irreparably damage a platform’s reputation and thus its ability to continue to operate its business.

The sub-advisor is also reliant on information technology to facilitate the Marketplace Loan acquisition process. Any failure of such technology could have a material adverse effect on the ability of the sub-advisor to acquire Marketplace Loans and therefore may impact the performance of the Fund. Any delays in receiving the data provided by such technology could also impact, among other things, the valuation of the portfolio of Marketplace Loans.

High Yield Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price and junk bonds are considered speculative.

Exchange Traded-Note (“ETN”) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange Traded-Note (“ETN”) Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

Small And Medium Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Medium Capitalization Company Risk. The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Many of the Fund’s investments may be difficult to value. Where market quotations are not readily available or deemed unreliable, the Fund values such investments in accordance with fair value procedures adopted by the Board of Trustees. Valuation of illiquid investments may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available. An instrument that is fair valued may be valued at a price higher or lower than the value determined by other funds using their own fair valuation procedures. Prices obtained by the Fund upon the sale of such investments may not equal the value at which the Fund carried the investment on its books, which would adversely affect the NAV of the Fund.

Competition For Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Assets Risk. The current marketplace lending market in which the Fund seeks to participate is competitive and rapidly changing. The Fund may face increasing competition for access to platforms and Marketplace Lending Instruments as marketplace lending continues to evolve. The Fund may face competition from other institutional lenders such as pooled investment vehicles and commercial banks that are substantially larger and have considerably greater financial and other resources than the Fund. These potential competitors may have higher risk tolerances or different risk assessments than the Fund, which could allow them to consider a wider variety of investments and establish more relationships with platforms than the sub-advisor. A platform with which the Fund has entered into an arrangement to purchase Marketplace Lending Instruments may have similar arrangements with other parties, thereby reducing the potential investments of the Fund through such platform. There can be no assurance that the competitive pressures the Fund may face will not erode the Fund’s ability to deploy capital. If the

Fund is limited in its ability to invest in Marketplace Lending Instruments, it may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through investments in Marketplace Lending Instruments. If the Fund’s access to platforms is limited, it would also be subject to increased concentration and counterparty risk.

The consumer and commercial lending business is highly competitive and Marketplace Loan platforms compete with other Marketplace Loan platforms as well as larger banking, securities and investment banking firms that have substantially greater financial resources. There can be no guarantee that the rapid origination growth experienced by certain platforms in recent periods will continue. Without a sufficient number of new qualified loan requests, there can be no assurances that the Fund will be able to compete effectively for Marketplace Loans and other Marketplace Lending Instruments with other market participants. General economic factors and market conditions, including the general interest rate environment, unemployment rates and residential home values, may affect borrower willingness to seek Marketplace Loans and investor ability and desire to invest in Marketplace Loans and other Marketplace Lending Instruments.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events, the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund’s NAV changes daily based on the performance of the securities in which it invests. The sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the sub-advisor’s judgments about the potential performance of Marketplace Lending Instruments may also prove incorrect and may not produce the desired results. The Fund’s portfolio manager and the other officers of the sub-advisor have no experience managing a closed-end fund.

Risk Of Adverse Market And Economic Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Adverse Market and Economic Conditions. Marketplace Loan default rates, and marketplace lending generally, may be significantly affected by economic downturns or general economic conditions beyond the control of any borrowers. In particular, default rates on Marketplace Loans may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, the value of the U.S. dollar, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. A significant downturn in the economy could cause default rates on the Marketplace Loans to increase. A substantial increase in default rates, whether due to market and economic conditions or otherwise, could adversely impact the viability of the overall marketplace lending industry.

Geographic Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Focus Risk. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the marketplace lending-related securities of the Fund relate to loans owed by borrowers residing or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s marketplace lending-related investments in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Marketplace Loans may not have a secondary market and may be difficult to sell.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the sub-advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The sub-advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its gross assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of shares tends to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund may obtain financing to make investments in marketplace lending-related securities and may obtain leverage through asset-backed securities that afford the Fund economic leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses investments that have embedded leverage. In addition, because the Fund’s management fee is charged on gross assets, the Advisor has an incentive to cause the Fund to incur additional leverage.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The treatment of Marketplace Loans and other Marketplace Lending Instruments for tax purposes is uncertain. In addition, changes in tax laws or regulations, or interpretations thereof, in the future could adversely affect the Fund, including its ability to qualify as a regulated investment company, or the participants in the marketplace lending industry. Investors should consult their tax advisors as to the potential tax treatment of shareholders.

The Fund intends to elect to be treated as a regulated investment company for federal income tax purposes. In order to qualify for such treatment, the Fund needs to meet certain organization, income, diversification and distribution tests. The Fund has adopted policies and guidelines that are designed to enable the Fund to meet these tests, which will be tested for compliance on a regular basis for the purposes of being treated as a regulated investment company for federal income tax purposes. However, some issues related to qualification as a regulated investment company are open to interpretation. For example, the Fund intends to primarily invest in whole loans originated by marketplace lending platforms. The Fund intends to treat the borrowers of such loans as the issuers in order to satisfy the diversification requirements to be treated as a regulated investment company. However, if the IRS were to disagree and successfully assert that the marketplace lending platforms should be viewed as the issuer of the loans, the Fund would not satisfy the regulated investment company diversification tests.

If, for any taxable year, the Fund did not qualify as a regulated investment company for U.S. federal income tax purposes, it would be treated as a U.S. corporation subject to U.S. federal income tax at the Fund level, and possibly state and local income tax, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. As a result of these taxes, NAV per Share and amounts distributed to shareholders may be substantially reduced. Also, in such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would generally constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied. In addition, in such an event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause a negative impact on Fund returns. In such event, the Board of Trustees may determine to recognize such gains or close the Fund or materially change the Fund’s investment objective and strategies.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund may make distributions by returning investor principal, which is also known as return of capital. Such distributions are not tied to the Fund’s investment income and capital gains and do not represent yield or investment return in the Fund’s portfolio. The Fund’s distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because a return of capital results in less of a shareholder’s assets being invested in the Fund and may, over time, increase the Fund’s expense ratio. A return of capital may also reduce a shareholder’s tax basis, resulting in higher taxes when the shareholder sells his shares, and may cause a shareholder to pay taxes even if he sells his shares for less than the original purchase price. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain. The initial distribution will be declared on a date determined by the Board. If the Fund’s investments are delayed, the initial distribution may consist principally of a return of capital. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund’s, the Advisor, sub-advisor, and other service providers to transact business;

violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund’s engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Contact Personnel Name	The Corporation Trust Company

[1]	Shareholder Servicing Expenses have been restated to reflect current fees. In accordance with the Fund’s shareholder services plan, the Board of Trustees has authorized the Fund to pay an amount up to 0.10% of its average daily net assets each year for certain shareholder services-related activities. The “Total Annual Expenses” do not correlate to the “Ratio of expenses to average net assets before waivers and reimbursements” figure in the Financial Highlights section of this Prospectus because the Fund accrued shareholder servicing fees in the amount of 0.09% for the fiscal year ended September 30, 2022.
[2]	The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed contractually to waive its fees and to pay or absorb the expenses incurred by the Fund, including, but not limited to, advisory fees of the Advisor (including organizational and offering expenses) but excluding (i) acquired fund fees and expenses; (ii) distribution fees; (iii) loan servicing fees; (iv) brokerage commissions and trading costs; (v) interest (including borrowing costs and overdraft charges); and (vi) extraordinary expenses, such as regulatory inquiry and litigation expenses) (“Fund Operating Expenses”) to the extent that they exceed 1.95% per annum of the Fund’s average daily net assets of the Fund (the “Operating Expense Limit”). If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed those amounts. Under certain conditions, the Advisor is entitled to recoup from the Fund any management fees that it waived and/or Fund expenses that it paid under this Agreement for a period of up to three years from the date the fees were waived and/or expenses paid, provided such recoupment can be achieved without causing the total annual Fund Operating Expenses (after the recoupment is taken into account) to exceed (i) the Operating Expense Limit in effect at the time the fees were waived or expenses paid, or (ii) the Operating Expense Limit in place at the time of the recoupment. The Expense Limitation Agreement will remain in effect at least until January 31, 2024, unless and until the Board of Trustees approves its modification or termination. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Advisor. See “Management of the Fund.”